UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-21405

                            TrendStar Investment Trust

            7300 College Blvd., Suite 308, Overland Park, KS 66210

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-661-2900

Date of fiscal year end:	09/30

Date of reporting period:	03/31/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

See Attachment

Semi-Annual Report

March 31, 2008

(Unaudited)

Fund Advisor:

TrendStar Advisors, LLC

7300 College Blvd., Suite 308

Overland Park, KS 66210

Toll Free 1-888-747-4872

Dear Fellow Shareholders

The beginning of 2008 is off to a very rough start for investors around the world. During the first three months of this year, ending March 31, 2008, the S&P 500 Index fell 9.5 percent. European investors generally experienced worse returns than those seen in the U.S. In local currency, the UK, German and French major indices were down 10.4, 19.0 and 16.3 percent, respectively. The weakness of the dollar partially masked the carnage in the foreign markets for U.S. investors that invest overseas. For example, Germany and France were down 13.0 and 10.1 percent in U.S. dollars. By comparison, the TrendStar American Endeavor and Small Cap funds were down 7.01 and 16.39 percent during the three month period ending March 31, 2008.

Emerging markets were much harder hit. China (Shanghai Composite) was down 34 percent in local currency (31.3 percent in U.S. dollars). India (BSE Sensex Index) fell 22.9 percent (24.2 percent in U.S. dollars). Lesser developed markets were hit even harder. Vietnam was down 44 percent during the first quarter in both local currency and in dollars. Countries with massive commodity exposure, such as Australia and Russia fared better, falling 15.8 and 13.8 percent, respectively, in their local currency.

First quarter earnings are just now beginning to be reported, and the preannouncement period for weak earnings was not as negative as many had expected. However, we noticed an interesting development regarding first quarter sector performance and how it relates to the earnings reported during January and February for the fourth quarter of 2007. Table 1 shows the percentage of companies within the S&P 500 that reported a negative earnings surprise during the fourth quarter. Not surprisingly the financial sector, with all of its sub-prime related woes, had the highest percentage (54 percent) of companies reporting disappointing earnings. This was reflected in the financial sector’s performance during the first quarter, with a negative total return of 14 percent, the next to worst of all S&P sectors. However, note that energy and consumer discretionary stocks had the next highest percentage of companies reporting disappointing earnings, yet those sectors outperformed the overall S&P 500. Conversely, the technology sector had the worst return performance of any sector during the quarter, yet only 14 percent of technology companies reported disappointing earnings. There was certainly a decoupling of sector performance from the quality of sector earnings reported during the first quarter, and this had an impact on our funds for the semi-annual period covered in this report.

The relationship between investment return and earnings performance isn’t the only puzzle. World economic growth is clearly slowing. Growth forecasts for the U.S. have been lowered due to several factors, including; weakening manufacturing and housing sector activity, slowing employment growth and declining consumer confidence. World economic growth is under pressure as well. As a result of a global slowdown, the International Energy Agency (IEA) cut its global annual demand growth by 460,000 barrels of oil per day, IEA’s biggest cut to a demand forecast since 2001. At the time of IEA’s cut (April 11, 2008), oil hovered around $110 per barrel. Two weeks later it stood at $119 per barrel. We think this exemplifies a speculative market, one that we’ve avoided, yet energy stocks continue to move upward.

Sector	4th Q 2007 Negative EPS Surprises (% of companies)	1st Q 2008 performance (total return)
Financials	54%	-14.0%
Energy	44%	-7.2%
Consumer Discretionary	24%	-5.9%
Utilities	23%	-9.9%
Materials	21%	-3.0%
Consumer Staples	21%	-2.2%
Technology	14%	-15.2%
Healthcare	10%	-11.5%
Industrials	9%	-3.9%
Telecom	0%	-13.7%

Table 1. A comparison of the percentage of companies within the S&P 500 that had negative earnings surprises for the fourth quarter 2007 and the subsequent performance of those sectors during the first quarter of 2008. Sources: Bloomberg, Merrill Lynch.

During the past six months the total return for the TrendStar Small Cap Fund was negative 23.25%. The top five contributors to the Fund’s performance were Waddell and Reed, Illumina, Forward Air, AmSurg, and Respironics. Respironics was purchased by Philips of the Netherlands in December. The five stocks with the most negative contribution to performance were; Varian Semiconductor, Boston Private Financial Holdings, Daktronics, Inventive Healthcare and IXYS Corporation.

The TrendStar American Endeavor Fund had a total return of negative 12.94% during the six months ending March 31, 2008. The top five contributors to the portfolio returns were; Aflac, Yum! Brands, CR Bard, Colgate Palmolive and Zimmer Holdings. Aflac, which receives approximately 73% of its revenue from Japan, is positioned well to continue selling insurance into that aging population. The most negative impact to the Fund came from: Schering Plough, Sandisk, Citigroup, American International Group and Cisco Systems. On the last day of the semi-annual period Schering Plough received negative news on one of its largest drugs called Zetia from a panel of doctors at the American College of Cardiology.

On behalf of all of us at TrendStar Funds, we want to thank you for the confidence that you’ve placed in us and we look forward to reporting to you on the progress of your Funds at the end of September.

Thomas W. Laming	James McBride
President & Portfolio Manager	Treasurer & Portfolio Manager

The views expressed are those of the investment advisor as of March 31, 2008, and are not intended as a forecast or as investment recommendations.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Funds may be lower or higher than the performance quoted. The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by either calling 1-888-747-4872 or visiting www.trendstarfunds.com. Performance data current to the most recent month end may be obtained by calling 1-888-747-4872 or visiting www.trendstarfunds.com.

*Annualized.
** Return figures reflect any change in price per share and assume the reinvestment of all distributions.

*** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Russell 2000 Index, Russell 2000 Growth Index, S&P 500 Index and S&P 500/Citigroup Growth Index (previously S&P 500 Barra Growth Index) are widely recognized unmanaged indices representative of broader markets and ranges of securities than is found in the Funds’ portfolios. Individuals cannot invest directly in the Indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

**** The Lipper classification averages represent a simple average of all funds within a given Lipper classification.

Funds are distributed by Unified Financial Securities, Inc., member FINRA

The chart above assumes an initial investment of $10,000 made on October 31, 2003 (commencement of Fund operations) and held through March 31, 2008. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The chart above assumes an initial investment of $10,000 made on October 31, 2003 (commencement of Fund operations) and held through March 31, 2008. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

FUND HOLDINGS– (Unaudited)

1As a percent of net assets.

2At the time of printing, market cap ranges were only available as of April 30, 2008, however, the Fund has, at all times, been in compliance with the limits imposed by the prospectus.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies with capitalizations that fall within or below the market capitalization ranges of companies included in the S&P Small Cap 600 Index or the Russell 2000 Index within the previous three years of purchase. As of April 30, 2008, the S&P Small Cap 600 Index included companies with market capitalizations ranging from $39 million to $5.57 billion, and the Russell 2000 Index included companies with market capitalizations ranging from $10 million to $7,404 million.

1As a percent of net assets.

2U.S. companies generating less than 33 1/3% of sales outside the United States.

The Fund normally invests at least 80% of its assets in common stocks of domestic companies that generate at least one-third of their annual sales or net income from operations conducted outside the United States.

Availability of Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available at the SEC’s website at www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses– (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (i) redemption fees on short-term redemptions and (ii) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 through March 31, 2008.

TrendStar Small-Cap Fund	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 - March 31, 2008
Actual	$1,000.00	$767.49	$6.20
Hypothetical **	$1,000.00	$1017.99	$7.08

* Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% annual return before expenses.

TrendStar American Endeavor Fund	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 - March 31, 2008
Actual	$1,000.00	$870.59	$6.52
Hypothetical **	$1,000.00	$1,018.02	$7.04

* Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% annual return before expenses.

Actual Expenses

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Funds would increase your expenses.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments
March 31, 2008 - (unaudited)

Common Stocks - 98.29%	Shares	Value

Aerospace & Defense - 1.35%
Mercury Computer Systems, Inc. (a)	193,692	$ 1,088,549

Airlines - 1.00%
JetBlue Airways Corp. (a)	139,083	806,681

Automobiles - 0.80%
Monaco Coach Corp.	68,044	645,057

Capital Markets - 3.41%
Waddell & Reed Financial, Inc. - Class A	85,500	2,747,115

Commercial Banks - 2.48%
BankAtlantic Bancorp, Inc. - Class A	191,050	747,006
Boston Private Financial Holdings, Inc.	117,793	1,247,428
		1,994,434

Commercial Services & Supplies - 2.00%
CRA International, Inc. (a)	50,024	1,607,771

Communications Equipment - 2.70%
Black Box Corp.	70,402	2,171,902

Diversified Financial Services - 3.10%
Jack Henry & Associates, Inc.	101,400	2,501,538

Electric Lighting & Wiring Equipment - 3.59%
Daktronics, Inc.	161,300	2,888,883

Electronic Equipment & Instruments - 3.95%
Benchmark Electronics, Inc. (a)	75,877	1,361,992
National Instruments Corp.	45,019	1,176,797
Plexus Corp. (a)	23,034	646,104
		3,184,893

Engineering and Construction - 0.71%
Energy Conversion Devices, Inc. (a)	19,300	577,070

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
March 31, 2008 - (unaudited)

Common Stocks - 98.29% - continued	Shares	Value

Health Care Equipment & Supplies - 10.89%
Affymetrix, Inc. (a)	71,634	$ 1,247,148
Analogic Corp.	25,625	1,705,088
Bio-Reference Laboratories, Inc. (a)	99,916	2,640,780
ICU Medical, Inc. (a)	73,032	2,101,131
PSS World Medical, Inc. (a)	17,868	297,681
ResMed, Inc. (a)	18,500	780,330
		8,772,158

Health Care Providers & Services - 8.16%
AMERIGROUP Corp. (a)	71,350	1,949,996
AmSurg Corp. (a)	100,615	2,382,563
Centene Corp. (a)	121,801	1,697,906
Eclipsys Corp. (a)	27,809	545,334
		6,575,799

Hotels, Restaurants & Leisure - 2.83%
Steiner Leisure, Ltd. (a)	69,049	2,278,617

Household Durables - 2.21%
Ethan Allen Interiors, Inc.	50,709	1,441,657
WCI Communities, Inc. (a)	101,975	341,616
		1,783,273

Household Products - 1.63%
Energizer Holdings, Inc. (a)	14,500	1,311,960

IT Services - 4.93%
CACI International, Inc. - Class A (a)	63,500	2,892,425
Gevity HR, Inc.	124,709	1,079,980
		3,972,405

Laboratory Analytical Instruments - 2.85%
Illumina, Inc. (a)	30,200	2,292,180

Leisure Equipment & Products - 0.85%
Shuffle Master, Inc. (a)	127,568	682,489

Materials - 3.05%
Cabot Microelectronics Corp. (a)	76,509	2,459,764

Media - 3.90%
Arbitron, Inc.	58,075	2,506,517
Dolby Laboratories, Inc. - Class A (a)	17,500	634,550
		3,141,067

Mining & Quarrying of Nonmetallic Minerals - 0.56%
USEC, Inc. (a)	121,400	449,180

Miscellaneous Metal Ores - 1.46%
Cameco Corp.	35,800	1,179,252

Personal Products - 1.64%
Alberto-Culver Co.	48,200	1,321,162

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
March 31, 2008 - (unaudited)

Common Stocks - 98.29% - continued	Shares	Value

Semiconductors - 10.26%
Cree, Inc. (a)	141,550	$ 3,957,738
DSP Group, Inc. (a)	85,933	1,094,786
IXYS Corp. (a)	318,551	2,175,703
OmniVision Technologies, Inc. (a)	61,852	1,040,351
		8,268,578

Semiconductor Equipment - 4.23%
Photronics, Inc. (a)	102,480	978,684
Varian Semiconductor Equipment Associates, Inc. (a)	86,356	2,430,921
		3,409,605

Services - Child Day Care Services - 0.52%
Bright Horizons Family Solutions, Inc. (a)	9,646	415,164

Services - Computer Integrated Systems Design - 0.69%
Evergreen Solar, Inc. (a)	59,700	553,419

Services - Home Health Care Services - 2.39%
Gentiva Health Services, Inc. (a)	88,549	1,926,826

Specialty Retail - 4.79%
Barnes & Noble, Inc.	49,454	1,515,765
inVentiv Health, Inc. (a)	81,200	2,339,372
		3,855,137

Transportation - 5.36%
Forward Air Corp.	73,832	2,616,606
UTI Worldwide, Inc.	84,600	1,698,768
		4,315,374

TOTAL COMMON STOCKS (Cost $91,699,414)		79,177,302

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
March 31, 2008 - (unaudited)

Cash Equivalents - 1.71%	Shares	Value

Fidelity Institutional Prime Money Market Portfolio, 3.20% (b)	1,376,907	$ 1,376,907

TOTAL CASH EQUIVALENTS (Cost $ 1,376,907)		1,376,907

TOTAL INVESTMENTS (Cost $93,076,321) - 100.00%		$ 80,554,209

Liabilities less other assets - 0.00%		1,602

TOTAL NET ASSETS - 100.00%		$ 80,555,811

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at March 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments
March 31, 2008 - (unaudited)

Common Stocks - 98.69%	Shares	Value

Auto Components - 2.87%
Johnson Controls, Inc.	6,700	$ 226,460

Beverages - 7.51%
PepsiCo, Inc.	4,000	288,800
The Coca-Cola Co.	5,000	304,350
		593,150

Communications Equipment - 2.96%
Cisco Systems, Inc. (a)	9,700	233,673

Computer Storage Devices - 1.23%
SanDisk Corp. (a)	4,300	97,051

Consulting Services - 0.96%
SAIC, Inc. (a)	4,100	76,219

Consumer Electronics - 1.16%
Harman International Industries, Inc.	2,100	91,434

Diversified Financial Services - 1.57%
Citigroup, Inc.	5,800	124,236

Electromedical & Electrotherapeutic Apparatus - 1.84%
Medtronic, Inc.	3,000	145,110

Food Products - 3.98%
Wm. Wrigley Jr. Co.	5,000	314,200

Health Care Equipment & Supplies - 3.42%
C.R. Bard, Inc.	2,800	269,920

Hotels, Restaurants & Leisure - 8.74%
Carnival Corp.	4,700	190,256
McDonald's Corp.	4,300	239,811
Yum! Brands, Inc.	7,000	260,470
		690,537

Household Products - 7.93%
Colgate-Palmolive Co.	4,000	311,640
Kimberly-Clark Corp.	4,875	314,681
		626,321

Industrial Conglomerates - 4.08%
General Electric Co.	8,700	321,987

Insurance - 6.79%
AFLAC, Inc.	5,000	324,750

American International Group, Inc.	4,900	211,925
		536,675

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.27%
Zimmer Holdings, Inc. (a)	2,300	179,078

Personal Products - 4.09%
The Procter & Gamble Co.	4,617	323,513

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments - continued
March 31, 2008 - (unaudited)

Common Stocks - 98.69% - continued	Shares	Value

Pharmaceuticals - 8.00%
Johnson & Johnson	4,200	$ 272,454
Schering-Plough Corp.	9,900	142,659
Wyeth	5,200	217,152
		632,265

Rubber & Plastics Footwear - 1.38%
NIKE, Inc. - Class B	1,600	108,800

Semiconductors - 5.40%
Altera Corp.	6,800	125,324
Intel Corp.	7,000	148,260
Microchip Technology, Inc.	4,000	130,920
SunPower Corp. - Class A (a)	300	22,353
		426,857

Semiconductor Equipment - 3.31%
Applied Materials, Inc.	13,400	261,434

Services - Computer Integrated Design - 3.33%
Yahoo! Inc. (a)	9,100	263,263

Services - Prepackaged Software - 2.78%
Electronic Arts, Inc. (EA) (a)	4,400	219,648

Software - 5.14%
Citrix Systems, Inc. (a)	6,300	184,779
Microsoft Corp.	7,800	221,364
		406,143

Specialty Retail - 5.66%
Tiffany & Co.	4,700	196,648
Weight Watchers International, Inc.	5,400	250,182
		446,830

Transportation - 2.29%
Expeditors International of Washington, Inc.	4,000	180,720

TOTAL COMMON STOCKS (Cost $6,666,559)		7,795,524

Cash Equivalents - 1.32%
Fidelity Institutional Prime Money Market Portfolio, 3.20% (b)	104,572	$ 104,572

TOTAL CASH EQUIVALENTS (Cost $ 104,572)		104,572

TOTAL INVESTMENTS (Cost $6,771,131) - 100.01%		$ 7,900,096

Liabilities less other assets - (0.01)%	(620)

TOTAL NET ASSETS - 100.00%	$ 7,899,476

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at March 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
Statements of Assets and Liabilities
March 31, 2008 - (Unaudited)

	TrendStar	TrendStar
	Small-Cap	American Endeavor
	Fund	Fund
Assets:
Investments in securities:
At cost	$ 93,076,321	$ 6,771,131
At value	$ 80,554,209	$ 7,900,096

Receivable for investments sold	604,004	93,671
Receivable for fund shares sold	23,291	5,000
Dividends receivable	14,038	10,506
Interest receivable	1,699	165
Total assets	81,197,241	8,009,438

Liabilities:
Payable for investments purchased	476,391	-
Payable for fund shares purchased	73,079	100,625
Payable to Advisor	41,519	4,468
Payable to Administrator	50,441	4,715
Other Accrued Expenses	-	154
Total liabilities	641,430	109,962

Net Assets:	$ 80,555,811	$ 7,899,476

Net Assets consist of:
Paid in capital	$ 114,298,611	$ 6,494,923
Accumulated undistributed net investment income (loss)	(534,741)	22,364
Accumulated undistributed net realized gain (loss) on investments	(20,685,947)	253,224
Net unrealized appreciation (depreciation) on investments	(12,522,112)	1,128,965

	$ 80,555,811	$ 7,899,476

Shares outstanding (unlimited number of shares authorized)	9,995,874	903,268

Net asset value and offering price per share	$ 8.06	$ 8.75

Redemption price per share (NAV * 98%) (a)	$ 7.90	$ 8.58

(a) The Funds charge a 2.00% redemption fee on shares redeemed within 7 days of purchase.

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
Statements of Operations
For the Six Months Ended March 31, 2008 (Unaudited)

	TrendStar	TrendStar
	Small-Cap	American Endeavor
	Fund	Fund

Investment Income:
Dividend income (net of withholding tax of $195 and $0, respectively)	$ 323,677	$ 83,275
Interest income	30,552	2,879
Total Income	354,229	86,154

Expenses:
Investment Advisor fee (a)	432,589	32,370
Administration expenses (a)	447,917	32,369
CCO Expense	17,705	1,432
Interest Expense	10,988	249
Total Expenses	909,199	66,420
Expenses waived by Advisor (a)	(14,905)	(2,003)
Total operating expenses	894,294	64,417
Net Investment Income (Loss)	(540,065)	21,737

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(19,489,621)	267,618
Change in unrealized appreciation (depreciation)
on investment securities	(13,487,694)	(1,618,450)
Net realized and unrealized gain (loss) on investment securities	(32,977,315)	(1,350,832)
Net increase (decrease) in net assets resulting from operations	$ (33,517,380)	$ (1,329,095)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
Statements of Changes In Net Assets

	TrendStar Small-Cap Fund

	For the
	Six Months Ended	For the
	March 31, 2008	Year ended
	(Unaudited)	September 30, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment (loss)	$ (540,065)	$ (1,628,456)
Net realized gain (loss) on investment securities	(19,489,621)	23,097,143
Change in unrealized appreciation (depreciation)
on investment securities	(13,487,694)	6,396,100
Net increase (decrease) in net assets resulting from operations	(33,517,380)	27,864,787
Distributions:
From net realized gain	(22,604,962)	(20,841,654)
Total distributions	(22,604,962)	(20,841,654)
Capital Share Transactions:
Proceeds from shares sold	8,323,771	30,357,350
Reinvestment of distributions	22,516,103	20,644,897
Amount paid for Fund shares repurchased	(65,259,438)	(122,170,279)
Net (decrease) in net assets resulting
from capital share transactions	(34,419,564)	(71,168,032)
Total Increase (Decrease) in Net Assets	(90,541,906)	(64,144,899)

Net Assets
Beginning of period	171,097,717	235,242,616

End of period	$ 80,555,811	$ 171,097,717

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$ (534,741)	$ 5,324

Capital Share Transactions
Shares sold	853,444	2,444,553
Shares issued in reinvestment of distributions	2,387,710	1,717,545
Shares repurchased	(6,814,296)	(9,897,448)

Net (decrease) from capital share transactions	(3,573,142)	(5,735,350)

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
Statements of Changes In Net Assets

	TrendStar American Endeavor Fund

	For the
	Six Months Ended	For the
	March 31, 2008	Year ended
	(Unaudited)	September 30, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 21,737	$ (6,341)
Net realized gain on investment securities	267,618	3,651,327
Change in unrealized appreciation (depreciation)
on investment securities	(1,618,450)	1,144,080
Net increase (decrease) in net assets resulting from operations	(1,329,095)	4,789,066
Distributions:
From net realized gain	(1,758,022)	(1,817,393)
Total distributions	(1,758,022)	(1,817,393)
Capital Share Transactions:
Proceeds from shares sold	574,809	2,897,161
Reinvestment of distributions	1,757,390	1,816,978
Amount paid for Fund shares repurchased	(1,845,878)	(24,272,299)
Net increase (decrease) in net assets resulting
from capital share transactions	486,321	(19,558,160)
Total (Decrease) in Net Assets	(2,600,796)	(16,586,487)

Net Assets
Beginning of period	10,500,272	27,086,759

End of period	$ 7,899,476	$ 10,500,272

Accumulated undistributed net investment income
included in net assets at end of period	$ 22,364	$ 628

Capital Share Transactions
Shares sold	50,583	244,364
Shares issued in reinvestment of distributions	184,794	156,499
Shares repurchased	(193,651)	(1,993,423)

Net increase (decrease) from capital share transactions	41,726	(1,592,560)

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds

Financial Highlights

For a Fund share outstanding during each period

TrendStar Small-Cap Fund
	For the
	Six Months	For the	For the	For the	For the
	Ended	Year ended	Year ended	Year ended	Year ended
	March 31, 2008	September	September	September	September
	(Unaudited)	30, 2007	30, 2006	30, 2005	30, 2004(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 12.61	$ 12.19	$ 11.94	$ 10.48	$ 10.00
Income from investment operations
Net investment (loss)	(0.06)	(0.12)	(0.10)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	(2.60)	1.70	0.59	1.68	0.53
Total from investment operations	(2.66)	1.58	0.49	1.61	0.48
Less Distributions to Shareholders:
From net realized gain	(1.89)	(1.16)	(0.24)	(0.15)	-
Total distributions to shareholders	(1.89)	(1.16)	(0.24)	(0.15)	-

Paid in capital from redemption fees	-(b)	-(b)	-	-	-

Net asset value, end of period	$ 8.06	$ 12.61	$ 12.19	$ 11.94	$ 10.48

Total Return (c)	(23.25)% (d)	13.44%	4.08%	15.37%	4.80%(d)

Ratios and Supplemental Data
Net assets, end of period	$ 80,555,811	$ 171,097,717	$ 235,242,616	$ 193,198,332	$ 72,598,859
Ratio of expenses to average net assets	1.40% (e)	1.37%	1.36%	1.39%	1.40% (e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.42% (e)	1.37%	1.36%	1.39%	1.44% (e)
Ratio of net investment (loss) to average net assets	(0.85)% (e)	(0.79)%	(0.76)%	(0.90)%	(0.81)%(e)
Ratio of net investment (loss) to average net assets before waiver & reimbursement	(0.87)% (e)	(0.79)%	(0.76%)	(0.90)%	(0.85)%(e)
Portfolio turnover rate	21.87%	21.11%	37.21%	11.92%	14.29%

(a) October 31, 2003 (Commencement of Operations) through September 30, 2004.

(b) Redemption fees resulted in less than $0.005 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized.

(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds

Financial Highlights

For a Fund share outstanding during each period

TrendStar American Endeavor Fund
	For the
	Six Months		For the	For the	For the	For the
	Ended		Year	Year	Year	Year
	March 31, 2008		ended September	ended September	ended September	ended September
	(Unaudited)		30, 2007	30, 2006	30, 2005	30, 2004(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 12.19		$ 11.04	$ 10.92	$ 9.84	$ 10.00
Income from investment operations
Net investment income (loss)	0.02		(0.01)	(0.01)	0.01	(0.03)
Net realized and unrealized gain (loss)	(1.44)		2.52	0.35	1.10	(0.13)
Total from investment operations	(1.42)		2.51	0.34	1.11	(0.16)
Less Distributions to Shareholders:
From net investment income			-	(0.01)	(0.01)	-
From net realized gain	(2.02)		(1.36)	(0.21)	(0.02)	-
Total distributions to shareholders	(2.02)		(1.36)	(0.22)	(0.03)	-

Paid in capital from redemption fees	-		- (b)	-	-	-

Net asset value, end of period	$ 8.75		$ 12.19	$ 11.04	$ 10.92	$ 9.84

Total Return (c)	(12.94)%	(d)	23.42%	3.15%	11.26%	(1.60) (d)

Ratios and Supplemental Data
Net assets, end of period	$ 7,899,476		$ 10,500,272	$ 27,086,759	$ 26,200,192	$ 23,183,200
Ratio of expenses to average net assets	1.40%	(e)	1.40%	1.40%	1.40%	140%(e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.44%	(e)	1.45%	1.46%	1.54%	1.41%(e)
Ratio of net investment income (loss) to
average net assets	0.47%	(e)	(0.03)%	(0.06)%	0.13%	(0.40)%(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	0.43%	(e)	(0.08)%	(0.12)%	(0.01)%	(0.41)% (e)
Portfolio turnover rate	10.37%		21.13%	13.44%	11.68%	10.60%

(a) October 31, 2003 (Commencement of Operations) through September 30, 2004.

(b) Redemption fees resulted in less than $0.005 per share.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Not annualized.

(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds

Notes to the Financial Statements

March 31, 2008 – (Unaudited)

NOTE 1.	ORGANIZATION

TrendStar Investment Trust is a statutory business trust organized under Delaware law on July 23, 2003 and is operating as an open-end management investment company of the series type. The Trust was originally organized as the Sirius Investment Trust, but changed its name to TrendStar Investment Trust on or about October 2, 2003. Prior to October 31, 2003, the Trust did not engage in operations other than to attend to organizational matters, which included the sale of 5,000 shares of each series offered by the Trust, and the registration of its shares. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of series (“Funds”), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust offers two series of shares; TrendStar Small-Cap Fund (“Small-Cap Fund”) and the TrendStar American Endeavor Fund (“American Endeavor Fund”). The shares of each Fund are subject to a 2.00% redemption fee, if redeemed within 7 days of purchase. Each Fund is a diversified Fund. Each Fund commenced investment operations on October 31, 2003. The investment objective of each Fund is to achieve long-term growth of capital with income as a secondary consideration.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”). Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs

TrendStar Funds

Notes to the Financial Statements

March 31, 2008 – (Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes- There is no provision for federal income tax. Each Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operation.

As of and during the period ended March 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions- The Small-Cap Fund and American Endeavor Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

TrendStar Funds

Notes to the Financial Statements

March 31, 2008 – (Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

TrendStar Advisors, LLC (the “Advisor”) manages the investment portfolio and the general business affairs of each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Certain officers and Trustees of the Funds are also officers and Trustees of the Advisor. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of each Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for each Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust in the investments of each Fund. At all times the Advisor's actions on behalf of the Funds are subject to the overall supervision and review of the Board. The Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.70% of the first $100 million in average daily net assets of each Fund and 0.60% on average daily net assets over $100 million. For the six months ended March 31, 2008, the Advisor earned a fee of $432,589 and $32,370 from the Small-Cap Fund and the American Endeavor Fund, respectively. At March 31, 2008, the Small-Cap Fund and the American Endeavor Fund owed the Advisor $41,519 and $4,468, respectively, for its advisory services.

The Advisor has voluntarily agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.40% of average daily net assets. For the six months ended March 31, 2008 the Advisor waived fees in the amount of $14,905 and $2,003 for the Small-Cap Fund and the American Endeavor Fund, respectively. The Advisor also voluntarily reimbursed the American Endeavor Fund for interest expenses, in the amount of $249 for the six months ended March 31, 2008. The Advisor may terminate this voluntary agreement at any time. The Advisor has entered into an agreement with the Trust that allows the Advisor to recover operational expenses waived and/or reimbursed for a period of three years after the waiver/reimbursement, but only to the extent that such recovery can be made without exceeding a Fund’s expense cap of 1.40%.

The waived fees related to operating expenses subject to recovery, at September 30, 2007 were as follows:

                                                                        Fund           Amount To be repaid by September 30,

American Endeavor Fund	$33,848	2008
14,167	2009
2,960	2010

For the six months ended March 31, 2008, $14,905 and $2,003 are subject to potential repayment from the Small-Cap Fund and America Endeavor Fund, respectively.

The Trust also entered into an Administrative Services Agreement with the Advisor, under which the Advisor is responsible for providing, or arranging to provide, essentially all necessary operational services to the Funds, and paying essentially all operating expenses of the Funds. Those services and expenses include, but are not limited to, transfer agency, fund accounting, fund administration, legal, custody, independent auditing, regulatory filings and filing fees, insurance, fidelity bonds, and other operational expenses. The only Fund or Trust expenses not covered under the agreement are chief compliance officer services, brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses. The Advisor may itself provide the services set forth in the agreement to the Funds, or it may, subject to the supervision and prior approval of the Board, engage third parties to provide such services. The Advisor is responsible for paying any third parties so engaged from its own resources.

Pursuant to the terms of the agreement, the fees payable to the Advisor under the administrative services agreement are as set forth in the table below.

Total Trust Assets	Annual Fee Rate
From $0 to $300 million	0.70%
Greater than $300 million to $500 million	0.65%
Greater than $500 million	0.60%

TrendStar Funds

Notes to the Financial Statements

March 31, 2008 – (Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Each fund bears its pro-rata share of expenses, which for the six months ended March 31, 2008, amounted to $447,917 and $32,369 for the Small-Cap Fund and American Endeavor Fund, respectively. At March 31, 2008, the Funds owed TrendStar $50,441 and $4,715, for the Small-Cap Fund and American Endeavor Fund, respectively, for administration services.

NOTE 4.	NON-AFFILIATED SERVICE ARRANGEMENTS

Transfer Agency and Fund Accounting: With the Board's express prior consent, the Advisor has engaged Unified Fund Services, Inc. (“Unified”), 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208, to perform certain transfer, dividend paying, shareholder servicing, and fund accounting agent functions for the Trust pursuant to a written agreement with the Advisor and the Trust.

Custody: With the Board's express prior consent, the Advisor has engaged Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (the Custodian) to serve as custodian of the cash and securities of each Fund. The Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Trust. The Custodian does not exercise any supervisory function over management of the Funds, the purchase and sale of securities, or the payment of distributions to shareholders.

Principal Underwriter: With the Board's express prior consent, the Advisor has engaged Unified Financial Securities, Inc. (the “Underwriter”), 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208, acts as the principal underwriter of the Funds’ shares pursuant to a written agreement with the Advisor and the Trust (“Distribution Agreement”) The Underwriter is a wholly-owned subsidiary company of Unified.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party. Pursuant to the Distribution Agreement, the Underwriter facilitates the registration of the Funds’ shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Funds, the Underwriter is not paid an annual fee. Its services are provided as part of the overall package of services provided by Unified. The Underwriter may retain certain underwriting concessions from the sale of Fund shares.

Independent Registered Public Accounting Firm/ Audit Services: The Trust's Board of Trustees has selected Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145, as the Trust's independent registered public accounting firm since the Trust's inception. Cohen Fund Audit Services, Ltd. has been selected to audit the Trust's financial statements for the Trust's fiscal year ending September 30, 2008.

TrendStar Funds

Notes to the Financial Statements

March 31, 2008 – (Unaudited)

NOTE 5.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of March 31, 2008, the net unrealized depreciation of investments for tax purposes was as follows:

At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $93,076,321 and $6,771,131 for the Small-Cap Fund and the American Endeavor Fund, respectively.

NOTE 6.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2008, Charles Schwab & Co., Inc. held 74.54% and 70.38% of the Small-Cap Fund and the American Endeavor Fund, respectively, in an omnibus account for the benefit of its customers. As of March 31, 2008, an officer of the Trust held 14.84% of the American Endeavor Fund.

TrendStar Funds

Notes to the Financial Statements

March 31, 2008 – (Unaudited)

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

Small-Cap Fund. The Small-Cap Fund paid long-term and short-term capital gain dividends totaling $1.1612 per share on December 15, 2006 to shareholders of record on December 14, 2006.

The tax characterization of distributions for the fiscal years ended September 30, 2007 and 2006 were as follows:

The Small-Cap Fund paid long-term and short-term capital gain dividends totaling $1.8931 per share or 22,604,962 on December 14, 2007 to shareholders of record on December 13, 2007.

American Endeavor Fund. The American Endeavor Fund paid a short-term capital gain dividend of $0.038978 per share on May 11, 2007 to shareholders of record on May 10, 2007 and short-term and long-term capital gain dividends totaling $1.3239 per share on May 23, 2007 to shareholders of record on May 22, 2007.

The tax characterization of distributions for the fiscal years ended September 30, 2007 and 2006 were as follows:

The American Endeavor Fund paid long-term and short term capital gain dividends totaling $2.0243 per share or 1,758,022 on December 14, 2007 to shareholders of record on December 13, 2007.

As of September 30, 2007, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

As of September 30, 2007, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $128,892 for the Small-Cap Fund and $1,112 for the American Endeavor Fund.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (888) 747-4872; and (2) on the Commission’s website at www.sec.gov.

TRUSTEES

P. Bradley Adams, Chairman

Thomas W. Laming

James R. McBride

Robert C. Klemkosky

Kim A. Wilcox

OFFICERS

Thomas W. Laming, President

James R. McBride, Treasurer

Kyle R. Bubeck, Secretary & Chief Compliance Officer

INVESTMENT ADVISOR & ADMINISTRATOR

TrendStar Advisors, LLC.

7300 College Blvd. Suite 308

Overland Park, KS 66210

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

David Jones & Associates, P.C.

395 Sawdust Rd. #2148

The Woodlands, TX 77380

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

SUB-ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE – registrant did not submit matters to a vote of security holders during the period

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of June 3, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-  CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TrendStar Investment Trust

By	/s/ Thomas W. Laming
Thomas W. Laming

Date	06/03/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas W. Laming
Thomas W. Laming, President

Date	06/03/08

By	/s/ James R. McBride

  James R. McBride, Treasurer

Date	06/03/08